Commitments and contingencies	12 Months Ended
Dec. 31, 2011
Commitments and contingencies

10. Commitments and contingencies

Lease commitments:

The Company entered into a lease for roads and compressor space in Wyoming for the pipeline. This commitment began in October and paid annually in April. The expense in 2010 was $9,600 and the cost in 2011 was $9,600, included in pipeline costs. Storage rent expense for the years ended December 31, 2010 and December 31, 2011 amounted to $554 and $1,079 respectively. The Company uses office space and conference room space provided by a director for $3,000 rent for the years ended December 31, 2010 and 2011.

The following is a schedule by years of minimum future rentals on non-cancelable operating leases as of December 31, 2011:

	Compressor
	Pad and Roads	End pad	Total
2012	$2,250	$600	$2,850
2013	—	600	600
2014	—	600	600
2015	—	600	600
2016	—	600	600
Thereafter	—	3,300	3,300

Total minimum future rentals	$2,250	$6,300	$8,550